Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) - Schedule of fair value of options granted - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) - Schedule of fair value of options granted [Line Items]
Contractual period in years	10 years	10 years	10 years
Dividend yield	5.00%
Exercise price (in Dollars per share)	$ 2.643	$ 2.618
Minimum [Member]
Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) - Schedule of fair value of options granted [Line Items]
Volatility	35.90%	45.10%	43.10%
Risk free interest rate	1.30%	0.10%	2.20%
Dividend yield		0.00%	0.00%
Exercise price (in Dollars per share)	$ 0	$ 2.385	$ 2.485
Fair value of Ordinary Share (in Dollars per share)	$ 5.41	$ 1.95	$ 2.032
Maximum [Member]
Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) - Schedule of fair value of options granted [Line Items]
Volatility	52.70%	50.20%	45.20%
Risk free interest rate	1.40%	1.00%	2.80%
Dividend yield		5.00%	5.00%
Exercise price (in Dollars per share)	$ 8.27	$ 5.19	$ 3.533
Fair value of Ordinary Share (in Dollars per share)	$ 8.27	$ 5.19	$ 3.533